Stock-based Compensation - Schedule of Deferred Share Units (Detail) - Deferred Share Unit [Member] - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	14,798	10,375	6,000
Granted	7,200	4,423	6,375
Exercised/Released			(2,000)
Forfeited	0	0	0
Balance at end of period	21,998	14,798	10,375